BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Total bank and other borrowings	860,675	993,945	152,767
Comprised of:
Short-term	562,372	512,222	78,727
Long-term, current portion	82,632	197,139	30,300
	645,004	709,361	109,027
Long-term, non-current portion	215,671	284,584	43,740
	860,675	993,945	152,767

Schedule of Maturities of Long-Term and Other Debt
	RMB	US$
Within one year	85,106	13,081
Between two and three years	81,602	12,542
Between three and four years	81,896	12,587
	248,604	38,210

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt
	RMB	US$
Within one year	197,139	30,300
Between one and two years	4,125	634
Between two and three years	—	—
Between three and four years	280,459	43,106
	481,723	74,040